Derivative Financial Instruments and Hedging (Derivative instruments fair value hedge assets and liabilities) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Investment in Securities
Carrying amount	¥ 482,092	¥ 470,204
The cumulative amount of fair value hedging adjustments included in the carrying amount	(1,030)	(1,107)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	0
Installment Loans
Carrying amount	14,905	13,969
The cumulative amount of fair value hedging adjustments included in the carrying amount	0	(1)
Carrying amount	0	0
The cumulative amount of fair value hedging adjustments included in the carrying amount	¥ 0	¥ 0